Other operating items, net (Details) kr in Thousands, $ in Millions					12 Months Ended
	Apr. 02, 2020 DKK (kr)	Sep. 17, 2018 USD ($)	Sep. 17, 2018 DKK (kr)	Sep. 06, 2018 USD ($)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 DKK (kr)
Other operating income
Government grants					kr 602	kr 444	kr 630
Gain from Bargain Purchase	kr 36,692				36,395	0	0
Gross proceeds from sale of future royalties and milestones					0	0	1,310,237
Royalty expenses regarding the above sale of future royalties and milestones			kr 176,900		0	0	(176,882)
Fee, advisors regarding the above sale of future royalties and milestones			kr 34,500		0	0	(34,459)
Total other operating income					kr 36,997	kr 444	kr 1,099,526
Royalty payable (as percent)		13.50%	13.50%
Sanofi
Other operating income
Total other operating income		$ 205.0	kr 1,310,200
Estimated effect of potential milestone								$ 15.0	kr 15,000
Royalty payable (as percent)					13.00%
Royalty Pharma
Other operating income
Potential milestone receivable | $				$ 85.0